Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Y
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	83.64%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 9	95.34
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 12	$ 0